Fixed assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fixed assets, Net [Abstract]
Depreciation expense	$ 25,496	$ 10,778	$ 13,288